Average Annual Total Returns - Retail - Vanguard Treasury Money Market Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 1 Year	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 5 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 10 Years	iMoneyNet Money Fund Report's 100 percent Treasury Funds Average 1 Year	iMoneyNet Money Fund Report's 100 percent Treasury Funds Average 5 Years	iMoneyNet Money Fund Report's 100 percent Treasury Funds Average 10 Years
Total	0.47%	1.09%	0.55%	0.58%	1.16%	0.60%	0.27%	0.71%	0.36%